Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 136,972		¥ 108,967
Accumulated Amortization	(86,049)		(79,300)
Net Carrying Value	50,923	$ 7,827	29,667
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	68,380		68,380
Accumulated Amortization	(43,292)		(38,713)
Net Carrying Value	25,088	3,856	29,667
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	9,050		9,050
Accumulated Amortization	(9,050)		(9,050)
Net Carrying Value	0	0	0
Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	27,000		27,000
Accumulated Amortization	(27,000)		(27,000)
Net Carrying Value	0	0	0
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,917		1,870
Accumulated Amortization	(1,870)		(1,870)
Net Carrying Value	47	7	0
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,492		2,667
Accumulated Amortization	(2,492)		(2,667)
Net Carrying Value	0	0	¥ 0
Insurance Brokerage License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	28,133
Accumulated Amortization	(2,345)
Net Carrying Value	¥ 25,788	$ 3,964